20. Convertible Bonds	12 Months Ended
Dec. 31, 2018
Convertible Bonds
Convertible Bonds

20.	Convertible Bonds

In December 2014, the Company entered into three convertible promissory note purchase agreements with Brilliant King Group Limited (“Brilliant King”), Poseidon Sports Limited (“Poseidon”) and Union Sky Holding Group Limited (“Union Sky”), respectively whereby the Company agreed to sell and issue to these three investors convertible promissory notes in an aggregate principal amount of $35,000 which could be converted into 175,000 Ordinary Shares at a fixed conversion price of $200 unless adjusted for anti-dilution. The convertible notes bore no interest, and might be partially or wholly converted into shares of the Company’s ordinary shares at any time prior to maturity at the option of the investor. The convertible promissory notes was due and payable on June 11, 2016.

On June 15, 2015, the Company agreed to issue to Vision Edge Limited (“Vision Edge”) convertible promissory note in an aggregate amount of $20,000 which could be converted into 74,074 Ordinary Shares at a fixed conversion price of $270 unless adjusted for anti-dilution pursuant to the agreement entered between the Company and Vision Edge. The convertible notes bore no interest, and might be wholly converted into shares of the Company’s ordinary shares at any time prior to maturity at the option of the investor. The commitment date of the convertible promissory note is on June 29, 2015. The convertible promissory note was due and payable on June 29, 2016.

The Group defaulted the payment for all outstanding convertible bonds of $55,000 in June 2016.

First Amendment Agreement with Union Sky

On February 12, 2017, the Group entered into an Amendment Agreement (“First Amendment Agreement”) with Union Sky, one of the convertible bond holders to extend the maturity date of the debt, pursuant to which the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond was extended to April 30, 2017, January 30, 2018 and January 30, 2019, respectively. The holder has the option to convert the outstanding amounts under the convertible bond into equity interest in the Company at a conversion price per ordinary share that equals the weighted average daily closing price of the Company’s American depositary shares from January 30, 2017 to February 10, 2017.

According to the First Amendment, the convertible bond held by Union Sky was substantially amended by adding the substantive conversion option and the present value of the cash flows under the terms of the amended debt instrument was more than 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. According to ASC Topic 470, if it is determined that the original and new debt instruments are substantially different, and the new debt instrument shall be initially recorded at fair value, and that amount shall be used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument. Therefore, the amended convertible bond held by Union Sky was initially recorded at fair value, amounting to $12,879 as of February 12, 2017. As comparing to the carrying value of original of $20,000, a gain from extinguishment of debt of $7,121 was recognized in 2017. The discount of $7,121 of the amended convertible bond is amortized as interest expense using the effective interest rate method through the period of the First Amendment Agreement. As of December 31, 2017, the remaining unamortized discount was $4,215.

As the Group did not make the first repayment by the end of April 2017, all outstanding debts of $20,000 under the Agreement became due immediately bearing an annual interest rate of 18%.

Second Amendment Agreement with Union Sky

On June 29, 2018, the Company entered into another amendment agreement (the “Second Amendment Agreement”) with the Union Sky and Magical Glaze Limited (“MGL”), a company and Union Sky was under common control, pursuant to which agreement the Union Sky has transferred all the rights and obligations under the Original agreement and First Amendment Agreement to MGL, and the maturity date of the note was further extended. According to the Second Amendment Agreement, the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond and interest thereon is due by December 2019, June 2020 and December 2020, respectively. MGL and the Company also agreed that MGL had the option to convert the outstanding amounts under the convertible bond into equity interest of the Company as the same provision stated in the First Amendment Agreement started on June 29, 2018, which the conversion price per ordinary share equals the weighted average daily closing price of the Company’s ordinary shares in the NASDAQ stock market 10 working days prior to the date of signing the second amendment agreement.

Given that the Company was experiencing financial difficulties and the note holder, MGL granted a concession by extending the note maturity dates, resulting in the effective interest rate for the second amendment lower than effective interest rate for the first amendment, the Company accounted for the second amendment as a troubled debt restructuring. According to ASC Topic 470, if future undiscounted cash flows are less than the net carrying value of the original debt, a gain is recognized for the difference and the carrying value of the debt is adjusted to the future undiscounted cash flow amount. The future undiscounted cash flow of the second amended convertible bond was $20,000, which is less than the carrying amount of the first amended convertible bond of $21,887 as of June 29, 2018. Therefore, the Company recognized a gain on troubled debt restructuring of $1,887 and the second amended convertible bond held by MGL was recorded at the undiscounted future cash flow, amounting to $20,000. No interest expense or amortization of debt discount is recorded going forward.

As at December 31, 2018, except the convertible bonds held by MGL, the conversion option of the convertible bonds had expired and as of the date of issuance of the accompanying consolidated financial statements, the entire principal amount of the convertible bonds of $55,000 remained unpaid, including current portion of $41,600 and noncurrent portion of $13,400.